LEASES (Tables)	12 Months Ended
Dec. 31, 2021
LEASES
Schedule of components of lease expense and supplemental cash flow information

	2019	2020	2021	2021
	RUB	RUB	RUB	$
Total variable lease cost	—	2,039	2,067	27.8
Finance lease cost:
Amortization of right-of-use assets	174	348	977	13.2
Interest on lease liabilities	75	134	683	9.1
Total finance lease cost	249	482	1,660	22.3

Schedule of supplemental balance sheet information

	2020	2021	2021
	RUB	RUB	$
Operating leases
Operating lease right-of-use assets	20,800	36,245	487.9
Operating lease liabilities – current (Note 4)	8,620	10,525	141.7
Operating lease liabilities – non-current	12,830	24,642	331.7
Total operating lease liabilities	21,450	35,167	473.4

Finance lease liabilities – current (Note 4)	321	1,467	19.7
Finance lease liabilities – non-current	3,387	15,350	206.6
Total finance lease liabilities	3,708	16,817	226.3

Schedule of maturities of finance lease liabilities

	Operating leases		Finance leases
	RUB	$	RUB	$
Year ended December 31,
2022	12,656	170.4	2,577	34.7
2023	11,247	151.4	2,774	37.3
2024	7,107	95.7	2,602	35.0
2025	3,362	45.3	4,667	62.8
2026	2,429	32.7	1,397	18.8
Thereafter	3,158	42.4	11,235	151.3
Total lease payments	39,959	537.9	25,252	339.9

Less imputed interest	(4,792)	(64.5)	(8,435)	(113.5)
Total	35,167	473.4	16,817	226.4

Schedule of Lease term and Discount rate

	Weighted average remaining lease term, years		Weighted average discount rate, %
	December 31, 2020	December 31, 2021	December 31, 2020	December 31, 2021
Operating leases	4.2	4.0	6.2%	6.2%
Finance leases	8.0	9.1	6.4%	7.3%